EQUITY (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Issued share capital:
SA cents per share, prior year final dividend	R 5	R 12	R 10
Total, dividends current year	R 21,100,000	R 50,600,000	R 42,200,000
SA cents per share	R 5	R 0	R 50
Total, dividends prior year	R 21,100,000	R 0	R 210,700,000
Total dividends	R 42,200,000	R 50,600,000	R 252,900,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	1,500,000,000	600,000,000	600,000,000
Value per share	R 0	R 0	R 0
Issued share capital:
Number of issued share capital	431,429,767	431,429,767	431,429,767
Total share capital	R 4,227,900,000	R 4,227,900,000	R 4,227,900,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	5,000,000	5,000,000	5,000,000
Value per share	R 0.1	R 0.1	R 0.1
Authorised share capital value	R 500,000	R 500,000	R 500,000
Issued share capital:
Number of issued share capital	5,000,000	5,000,000	5,000,000
Total share capital	R 500,000	R 500,000	R 500,000
Treasury shares [member]
Issued share capital:
Number of issued share capital	9,361,071	9,361,071	9,361,071
Treasury Shares	R (50,700,000)	R (50,700,000)	R (50,700,000)